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                                                     SPDR(R) Index Shares Funds
                                                              One Lincoln Street
                                                              Boston, MA 02111

February 3, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention:  Office of Filings, Information & Consumer Service

RE:      SPDR(R) Index Shares Funds ("Registrant")
         File Nos.: 333-92106 and 811-21145

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information for the above-referenced Registrant does not differ from that contained in Post-Effective Amendment No. 24 (the "Amendment") to the Registrant's Registration Statement on Form N-1A. The Amendment was filed electronically on January 27, 2010 with a designated effective date of January 31, 2010.

Any comments or questions with respect to this filing should be directed to my attention at (617) 662-3909.

Sincerely,

/s/ Ryan M. Louvar
-------------------------------
Ryan M. Louvar
Secretary